SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Derivative Liabilities at Fair Value (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Derivative Liabilities at Fair Value [Line Items]
Balance	$ 696,648	$ 496,827
New Issuance	779,682	607,826	[1]
Settlements	160,703	(256,472)
Changes in Fair Value	(671,464)	(151,533)
Balance	644,163	696,648
Fair Value, Inputs, Level 3 [Member] | Embedded Derivative Financial Instruments [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Derivative Liabilities at Fair Value [Line Items]
Balance		82,237
New Issuance		336,657	[1]
Settlements		(217,295)
Changes in Fair Value		(44,838)
Balance		156,761
Fair Value, Inputs, Level 3 [Member] | Conversion Features - Tainted Equity [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Derivative Liabilities at Fair Value [Line Items]
Balance		208,971
New Issuance		248,553	[1]
Settlements		(39,177)
Changes in Fair Value		(26,661)
Balance		391,686
Fair Value, Inputs, Level 3 [Member] | Warrants - Tainted Equity [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Derivative Liabilities at Fair Value [Line Items]
Balance		205,619
New Issuance		22,616	[1]
Settlements		0
Changes in Fair Value		(80,034)
Balance		$ 148,201

[1]	$204,114 was recorded as a loss on derivative at issuance. This loss is netted within Gain/Loss on Derivative Liability on the Statement of Operations.